General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
General and Administrative Expenses

Note 15 — General and Administrative Expenses

	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Salaries and related expenses	1,359	663
Share based payments	1,375	923
Professional services	1,129	2,781
Travel	111	83
Other	247	152
	4,221	4,602